Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Income (Loss) and Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	$ (100)
Loss from operations	(100)
Other loss	(1,806)
Income (loss) from subsidiaries	(239,311)	83,980	192,462
Net income (loss)	(241,217)	83,980	192,462
Foreign currency translation adjustments	(9,961)	(83,556)	19,743
Comprehensive Income (Loss)	$ (251,178)	$ 424	$ 212,205